Commitments, Contingencies And Guarantees (Aircraft Acquisition Commitments) (Detail)	Mar. 31, 2013	Jan. 23, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current	27	39	39
Aircraft Lease Commitment Future Minimum Quantity Required Current	20	20	20
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year	24	13	11
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year	39	50	50
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year	13	13	2
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year	50	50	50
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year	15	15	2
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year	45	45	45
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year	19	19	10
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year	40	40	40
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter	227	227	120
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter	0	0	0
Total, Purchase	325	326	184
Total, Lease	194	205	205
Boeing Seven Three Seven Family
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current	22	31	31
Aircraft Lease Commitment Future Minimum Quantity Required Current	0	0	0
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year	16	5	5
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year	4	15	15
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year	20	20	20
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year	20	20	20
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year	20	20	20
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter	0	0	0
Total, Purchase	38	36	36
Total, Lease	64	75	75
Boeing Seven Three Seven Max Aircraft
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current	0	0
Aircraft Lease Commitment Future Minimum Quantity Required Current	0	0
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter	100	100
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter	0	0
Total, Purchase	100	100
Total, Lease	0	0
Boeing 777-300ER Aircraft
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current	5	8	8
Aircraft Lease Commitment Future Minimum Quantity Required Current	0	0	0
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year	6	6	5
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year	0	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year	2	2	0
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year	0	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year	2	2	0
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year	0	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year	0	0	0
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter	0	0	0
Total, Purchase	15	18	13
Total, Lease	0	0	0
Boeing Seven Eight Seven Family
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current	0	0
Aircraft Lease Commitment Future Minimum Quantity Required Current	0	0
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year	2	2
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year	11	11
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year	13	13
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year	9	9
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter	7	7
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter	0	0
Total, Purchase	42	42
Total, Lease	0	0
Airbus A320 Family
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required Current	20	20	20
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year	35	35	35
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year	30	30	30
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year	25	25	25
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year	20	20	20
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter	0	0	0
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter	0	0	0
Total, Purchase	0	0	0
Total, Lease	130	130	130
Neo Airbus Aircraft
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current	0	0
Aircraft Lease Commitment Future Minimum Quantity Required Current	0	0
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year	0	0
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year	10	10
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year	0	0
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter	120	120
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter	0	0
Total, Purchase	130	130
Total, Lease	0	0
Boeing 777-200 ER Aircraft [Member]
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current			0
Aircraft Lease Commitment Future Minimum Quantity Required Current			0
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year			1
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year			0
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year			2
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year			0
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year			2
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year			0
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year			0
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year			0
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter			0
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter			0
Total, Purchase			5
Total, Lease			0
Neo [Member]
Operating Leased Assets [Line Items]
Aircraft Purchase Committment Future Minimum Quantity Required Current			0
Aircraft Lease Commitment Future Minimum Quantity Required Current			0
Aircraft Purchase Committment Future Minimum Quantity Required in Two Year			0
Aircraft Lease Commitment Future Minimum Quantity Required In Two Year			0
Aircraft Purchase Committment Future Minimum Quantity Required In Three Year			0
Aircraft Lease Commitment Future Minimum Quantity Required In Three Year			0
Aircraft Purchase Committment Future Minimum Quantity Required In Four Year			0
Aircraft Lease Commitment Future Minimum Quantity Required In Four Year			0
Aircraft Purchase Committment Future Minimum Quantity Required In Five Year			10
Aircraft Lease Commitment Future Minimum Quantity Required In Five Year			0
Aircraft Purchase Committment Future Minimum Quantity Required Five and Thereafter			120
Aircraft Lease Commitment Future Minimum Quantity Required Five and Thereafter			0
Total, Purchase			130
Total, Lease			0